Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Net income / (loss)	SFr 105.0	SFr (40.9)	SFr 208.3	SFr 15.8
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	300,422,597	295,531,210	298,951,784	294,458,484
Weighted number of shares with dilutive effects (in shares)	1,677,255	3,300,452	2,596,588	4,005,446
Weighted number of outstanding shares (diluted and undiluted) (in shares)	302,099,852	298,831,661	301,548,372	298,463,930
Net income / (loss)	SFr 94.5	SFr (36.7)	SFr 187.1	SFr 14.1
Basic EPS (CHF) (in CHF per share)	SFr 0.31	SFr (0.12)	SFr 0.63	SFr 0.05
Diluted EPS (CHF) (in CHF per share)	SFr 0.31	SFr (0.12)	SFr 0.62	SFr 0.05
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	335,348,823	341,044,191	338,278,973	343,228,709
Weighted number of shares with dilutive effects (in shares)	2,493,692	12,293,550	3,726,415	12,885,677
Weighted number of outstanding shares (diluted and undiluted) (in shares)	337,842,515	353,337,741	342,005,388	356,114,386
Net income / (loss)	SFr 10.5	SFr (4.2)	SFr 21.2	SFr 1.6
Basic EPS (CHF) (in CHF per share)	SFr 0.03	SFr (0.01)	SFr 0.06	SFr 0
Diluted EPS (CHF) (in CHF per share)	SFr 0.03	SFr (0.01)	SFr 0.06	SFr 0